Reinsurance (Tables)	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
Schedule of reinsurance recoverables
Reinsurance recoverables (recorded as other current assets or other assets on the consolidated balance sheets) at December 31, 2018 were as follows:

In millions
Reinsurer
Hartford Life and Accident Insurance Company	$3,470
Lincoln Life & Annuity Company of New York	424
Constitution Life	320
VOYA Retirement Insurance and Annuity Company	186
All Other	141
Total	$4,541

Schedule of direct, assumed and ceded premiums earned

In millions
Reinsurer
Hartford Life and Accident Insurance Company	$3,470
Lincoln Life & Annuity Company of New York	424
Constitution Life	320
VOYA Retirement Insurance and Annuity Company	186
All Other	141
Total	$4,541

Direct, assumed and ceded premiums earned for the year ended December 31, 2018 were as follows:

Schedule of impact of reinsurance on benefit costs	The impact of reinsurance on benefit costs for the year ended December 31, 2018 was as follows:

In millions
Direct	$6,773
Assumed	32
Ceded	(211)
Net benefit costs	$6,594